CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Profit (Loss) for the year	$ 129,482	$ (41,100)	$ (43,487)
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit obligation	60	39	(42)
Remeasurement of other investment	835	0	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax	895	39	(42)
Items that may be reclassified subsequently to profit or loss
Exchange differences arising on translation of foreign operations	(1,034)	(6,227)	761
Net fair value gain on hedging instruments entered into for cash flow hedges	4,999	285	1,040
Other comprehensive (loss) income for the year, net of income tax	3,965	(5,942)	1,801
Other comprehensive income (loss) for the year, net of income tax	4,860	(5,903)	1,759
Total comprehensive income (loss) for the year	134,342	(47,003)	(41,728)
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	123,785	(44,698)	(41,728)
Non-controlling interests – continuing operations	10,557	(2,305)	0
Total comprehensive income (loss) for the year	134,342	(47,003)	(41,728)
Continue Operations [Member]
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	127,068	(38,063)	(25,528)
Discontinued operations [member]
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	$ (3,283)	$ (6,635)	$ (16,200)